Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2016
Registrant Name	dei_EntityRegistrantName	NORTH CAROLINA CAPITAL MANAGEMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0000702149
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 26, 2016
Document Effective Date	dei_DocumentEffectiveDate	Aug. 29, 2016
Prospectus Date	rr_ProspectusDate	Aug. 29, 2016